Fair Value Measurement - Summary of Financial Assets And Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	$ 584,684	$ 608,560	$ 767,732
Servicing assets, at fair value	21,669	21,091
Derivative assets	3,913	4,317
Derivative liabilities	1,190	559
U.S. Treasury Notes
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	14,925	14,920	30,345
U.S. Government Agencies
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	53,219	58,857	83,613
Obligations of States, Municipalities, and Political Subdivisions
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	32,535	16,059	20,752
Corporate Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	27,524	17,329	7,696
Other Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	4,957	4,847	5,801
Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Servicing assets, at fair value	21,669	21,091
Derivative assets	3,913	4,317
Derivative liabilities	1,190	559
Fair Value, Measurements, Recurring | U.S. Treasury Notes
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	14,925	14,920	30,345
Fair Value, Measurements, Recurring | U.S. Government Agencies
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	53,219	58,857	83,613
Fair Value, Measurements, Recurring | Obligations of States, Municipalities, and Political Subdivisions
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	32,535	16,059	20,752
Fair Value, Measurements, Recurring | Mortgage-Backed Securities; Residential | Agency
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	324,040	368,160	588,334
Fair Value, Measurements, Recurring | Mortgage-Backed Securities; Residential | Non-Agency
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	25,470	19,933
Fair Value, Measurements, Recurring | Mortgage-Backed Securities; Commercial | Agency
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	70,757	77,403	31,191
Fair Value, Measurements, Recurring | Mortgage-Backed Securities; Commercial | Non-Agency
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	31,257	31,052
Fair Value, Measurements, Recurring | Corporate Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	27,524	17,329	7,696
Fair Value, Measurements, Recurring | Other Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	4,957	4,847	5,801
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury Notes
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	14,925	14,920	30,345
Fair Value, Measurements, Recurring | Level 1 | Other Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	1,938	1,938	1,964
Fair Value, Measurements, Recurring | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative assets	3,913	4,317
Derivative liabilities	1,190	559
Fair Value, Measurements, Recurring | Level 2 | U.S. Government Agencies
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	53,219	58,857	83,613
Fair Value, Measurements, Recurring | Level 2 | Obligations of States, Municipalities, and Political Subdivisions
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	31,985	15,509	20,752
Fair Value, Measurements, Recurring | Level 2 | Mortgage-Backed Securities; Residential | Agency
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	324,040	368,160	588,334
Fair Value, Measurements, Recurring | Level 2 | Mortgage-Backed Securities; Residential | Non-Agency
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	25,470	19,933
Fair Value, Measurements, Recurring | Level 2 | Mortgage-Backed Securities; Commercial | Agency
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	70,757	77,403	31,191
Fair Value, Measurements, Recurring | Level 2 | Mortgage-Backed Securities; Commercial | Non-Agency
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	31,257	31,052
Fair Value, Measurements, Recurring | Level 2 | Corporate Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	27,524	17,329	7,696
Fair Value, Measurements, Recurring | Level 2 | Other Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	2,480	2,379	$ 3,837
Fair Value, Measurements, Recurring | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Servicing assets, at fair value	21,669	21,091
Fair Value, Measurements, Recurring | Level 3 | Obligations of States, Municipalities, and Political Subdivisions
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	550	550
Fair Value, Measurements, Recurring | Level 3 | Other Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value	$ 539	$ 530